Janus Henderson VIT Balanced Portfolio

Schedule of Investments (unaudited)

March 31, 2020

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 4.3%
Angel Oak Mortgage Trust I LLC 2018-2, 3.6740%, 7/27/48 (144A)‡	$665,786	$639,345
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	3,756,000	3,722,231
Arroyo Mortgage Trust 2018-1, 3.7630%, 4/25/48 (144A)‡	833,429	794,796
BAMLL Commercial Mortgage Securities Trust 2013-FRR1, 0%, 5/26/20 (144A)◊	4,090,191	4,026,529
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	1,122,676	1,265,291
Bank 2019-BNK24, 2.9600%, 11/15/62	864,000	868,545
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	2,528,000	2,773,809
Benchmark Mortgage Trust 2020-B16, 2.7320%, 2/15/53	2,207,000	2,208,382
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 1.4546%, 11/15/35 (144A)‡	3,229,330	3,047,847
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.6246%, 10/15/36 (144A)‡	4,275,417	4,053,286
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 1.7846%, 10/15/36 (144A)‡	693,621	645,916
BX Trust 2019-OC11, 3.2020%, 12/9/41 (144A)	4,457,000	4,335,118
BX Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	2,229,000	2,036,680
BX Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	2,229,000	1,927,173
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	3,343,000	2,701,176
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	851,000	612,505
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	1,140,000	1,213,631
Chase Home Lending Mortgage Trust 2019-ATR2,
ICE LIBOR USD 1 Month + 0.9000%, 1.8466%, 7/25/49 (144A)‡	602,408	564,015
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 4.4966%, 7/25/29‡	3,084,967	2,606,057
Connecticut Avenue Securities Trust 2018-C05,
ICE LIBOR USD 1 Month + 2.3500%, 3.2966%, 1/25/31‡	1,820,794	1,527,858
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 3.2466%, 8/25/31 (144A)‡	1,948,129	1,569,069
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 3.0966%, 9/25/31 (144A)‡	4,855,119	3,543,127
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 3.0466%, 6/25/39 (144A)‡	1,188,000	964,689
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.9466%, 7/25/39 (144A)‡	6,806,403	5,492,101
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 3.0466%, 10/25/39 (144A)‡	5,609,662	4,518,677
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.9466%, 1/25/40 (144A)‡	6,158,000	4,515,197
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	1,172,000	1,177,076
DB Master Finance LLC, 3.7870%, 5/20/49 (144A)	1,628,693	1,539,162
DB Master Finance LLC, 4.0210%, 5/20/49 (144A)	1,025,253	932,358
DB Master Finance LLC, 4.3520%, 5/20/49 (144A)	1,302,160	1,141,160
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	722,373	698,910
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	920,805	819,758
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	3,383,475	3,131,429
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	2,035,995	1,836,715
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	6,502,703	5,532,112
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	2,997,000	3,004,688
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	2,613,000	2,621,704
Drive Auto Receivables Trust 2017-3, 3.5300%, 12/15/23 (144A)	881,279	881,338
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	1,304,794	1,301,788
Drive Auto Receivables Trust 2019-2, 3.0400%, 3/15/23	2,849,000	2,843,698
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 1.1500%, 2.0966%, 9/25/29‡	14,607	14,571
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.9500%, 1.8966%, 10/25/29‡	130,525	126,387
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.6000%, 1.5466%, 7/25/30‡	289,886	287,868
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.7200%, 1.6666%, 1/25/31‡	35,788	35,563
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 2.9466%, 3/25/31‡	4,918,317	4,127,320
Fannie Mae REMICS, 3.0000%, 5/25/48	4,866,885	5,082,362
Fannie Mae REMICS, 3.0000%, 11/25/49	6,938,416	7,319,838
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.2000%, 2.1466%, 7/25/29‡	393,755	392,021
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.8000%, 2.7466%, 7/25/30‡	2,083,567	1,547,303
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.9500%, 2.8966%, 10/25/49 (144A)‡	2,011,727	1,559,303

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 0.7700%, 1.7166%, 11/25/49 (144A)‡	$723,914	$696,445
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.7000%, 2.6466%, 1/25/50 (144A)‡	3,914,000	2,672,166
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 2.0500%, 2.9966%, 4/25/49‡	1,024,093	876,240
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.7386%, 12/15/36 (144A)‡	1,067,000	973,836
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 2.0386%, 12/15/36 (144A)‡	1,195,000	1,104,897
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 2.3376%, 12/15/36 (144A)‡	1,332,000	1,159,686
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	1,603,823	1,768,218
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	2,669,380	2,913,314
GS Mortgage Securities Trust 2020-GC45, 2.9106%, 2/13/53	2,189,000	2,267,446
Jack in the Box Funding, LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	3,546,113	3,474,208
Jack in the Box Funding, LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	3,546,113	3,522,884
Jack in the Box Funding, LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	4,987,500	4,882,991
JP Morgan Mortgage Trust,
ICE LIBOR USD 1 Month + 0.9000%, 1.8466%, 11/25/49 (144A)‡	365,177	347,318
JP Morgan Mortgage Trust 2019-7,
ICE LIBOR USD 1 Month + 0.9000%, 1.8466%, 2/25/50 (144A)‡	2,549,242	2,421,036
JP Morgan Mortgage Trust 2019-LTV2,
ICE LIBOR USD 1 Month + 0.9000%, 1.8466%, 12/25/49 (144A)‡	1,706,175	1,617,972
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 0.8500%, 1.7966%, 11/25/51 (144A)‡	4,395,333	4,339,730
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 1.0500%, 1.9966%, 11/25/51 (144A)‡	385,333	374,612
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	2,249,599	2,499,724
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	3,365,443	3,816,798
New Residential Mortgage Loan Trust 2018-2, 4.5000%, 2/25/58 (144A)‡	1,046,245	1,091,894
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	570,000	540,474
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	566,000	512,750
Planet Fitness Master Issuer LLC, 3.8580%, 12/5/49 (144A)	3,398,483	2,902,333
Provident Funding Mortgage Trust 2020-1, 3.0000%, 2/25/50 (144A)‡	2,011,665	1,990,877
PRPM 2019-GS1, 3.5000%, 10/25/24 (144A)‡	2,079,484	1,832,164
PRPM 2020-1A LLC, 2.9810%, 2/25/25 (144A)Ç	1,145,098	1,006,645
PRPM LLC, 3.3510%, 11/25/24 (144A)Ç	1,987,820	1,707,659
Santander Drive Auto Receivables Trust 2016-3, 4.2900%, 2/15/24	3,056,000	3,068,044
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	2,537,244	2,499,432
Sequoia Mortgage Trust 2019-CH2, 4.5000%, 8/25/49 (144A)‡	1,934,808	1,976,793
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	1,061,643	1,054,300
Spruce Hill Mortgage Loan Trust 2020-SH1 A1, 2.5210%, 1/28/50 (144A)‡	1,011,830	961,863
Spruce Hill Mortgage Loan Trust 2020-SH1 A2, 2.6240%, 1/28/50 (144A)‡	1,960,876	1,832,581
Station Place Securitization Trust Series 2019-10,
ICE LIBOR USD 1 Month + 0.9000%, 1.8285%, 10/24/20 (144A)‡	9,057,000	8,968,640
Station Place Securitization Trust Series 2019-4,
ICE LIBOR USD 1 Month + 0.9000%, 1.8285%, 6/24/20 (144A)‡	8,341,000	8,299,098
Station Place Securitization Trust Series 2019-WL1,
ICE LIBOR USD 1 Month + 1.2000%, 2.1466%, 8/25/52 (144A)‡	995,333	982,784
Station Place Securitization Trust Series 2019-WL1,
ICE LIBOR USD 1 Month + 1.4000%, 2.3466%, 8/25/52 (144A)‡	2,012,000	1,985,251
Taco Bell Funding LLC, 4.9400%, 11/25/48 (144A)	771,238	725,989
Towd Point Asset Funding, LLC 2019-HE1 A1,
ICE LIBOR USD 1 Month + 0.9000%, 1.8466%, 4/25/48 (144A)‡	1,695,254	1,631,794
Verus Securitization Trust 2020-1, 2.7240%, 1/25/60 (144A)‡	1,897,245	1,825,339
Wendy's Funding LLC, 3.5730%, 3/15/48 (144A)	1,142,698	1,039,947
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	326,485	282,597
Wendy's Funding LLC, 3.7830%, 6/15/49 (144A)	2,114,238	2,010,174
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $218,321,759)		202,586,425
Bank Loans and Mezzanine Loans – 0.2%
Consumer Non-Cyclical – 0.2%
Elanco Animal Health Inc,
ICE LIBOR USD 1 Month + 1.7500%, 3.4044%, 2/4/27ƒ,‡ (cost $9,485,638)	9,485,638	8,963,928
Corporate Bonds – 20.7%
Banking – 4.2%
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	8,998,000	9,408,935
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0700%, 3.9700%, 3/5/29‡	3,294,000	3,555,184
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	4,689,000	4,759,335
Bank of America Corp, ICE LIBOR USD 3 Month + 3.8980%, 6.1000%‡,µ	2,051,000	2,071,510
BNP Paribas SA, ICE LIBOR USD 3 Month + 2.2350%, 4.7050%, 1/10/25 (144A)‡	3,042,000	3,169,736
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.1110%, 2.8190%, 11/19/25 (144A)‡	2,067,000	2,042,062
BNP Paribas SA, SOFR + 1.5070%, 3.0520%, 1/13/31 (144A)‡	5,635,000	5,339,668

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Banking – (continued)
CIT Bank NA, SOFR + 1.7150%, 2.9690%, 9/27/25‡	$7,576,000	$6,388,310
CIT Group Inc, 5.2500%, 3/7/25	1,935,000	1,886,625
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	9,899,000	10,189,702
Citigroup Inc, SOFR + 3.9140%, 4.4120%, 3/31/31‡	20,348,000	22,388,426
Citigroup Inc, ICE LIBOR USD 3 Month + 4.0680%, 5.9500%‡,µ	3,565,000	3,448,068
Citigroup Inc, 5.9000%‡,µ	452,000	436,180
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	2,339,000	2,265,906
Citizens Financial Group Inc, 3.7500%, 7/1/24	860,000	856,932
Citizens Financial Group Inc, 4.3500%, 8/1/25	613,000	653,625
Citizens Financial Group Inc, 4.3000%, 12/3/25	2,207,000	2,310,330
First Republic Bank/CA, 4.6250%, 2/13/47	1,653,000	1,789,330
Goldman Sachs Group Inc, 3.5000%, 4/1/25	26,490,000	26,861,964
HSBC Holdings PLC, 4.9500%, 3/31/30	1,670,000	1,841,742
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	7,988,000	8,627,135
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3370%, 3.7820%, 2/1/28‡	4,935,000	5,299,320
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3300%, 4.4520%, 12/5/29‡	8,224,000	9,228,848
JPMorgan Chase & Co, SOFR + 1.5100%, 2.7390%, 10/15/30‡	3,652,000	3,667,301
JPMorgan Chase & Co, SOFR + 3.7900%, 4.4930%, 3/24/31‡	7,310,000	8,480,518
Morgan Stanley, 4.3500%, 9/8/26	3,985,000	4,294,306
Morgan Stanley, 3.9500%, 4/23/27	6,273,000	6,535,543
Morgan Stanley, ICE LIBOR USD 3 Month + 1.6280%, 4.4310%, 1/23/30‡	6,845,000	7,607,670
Synchrony Financial, 4.3750%, 3/19/24	876,000	867,538
Synchrony Financial, 5.1500%, 3/19/29	4,621,000	4,576,544
Wells Fargo & Co, ICE LIBOR USD 3 Month + 0.7500%, 2.1640%, 2/11/26‡	10,853,000	10,585,286
Wells Fargo & Co, ICE LIBOR USD 3 Month + 1.1700%, 2.8790%, 10/30/30‡	5,182,000	5,138,623
Wells Fargo & Co, ICE LIBOR USD 3 Month + 3.7700%, 4.4780%, 4/4/31‡	9,422,000	10,653,526
Wells Fargo & Co, ICE LIBOR USD 3 Month + 3.9900%, 5.8750%‡,µ	4,797,000	4,868,955
		202,094,683
Basic Industry – 0.5%
Allegheny Technologies Inc, 5.8750%, 12/1/27	4,100,000	3,413,250
Constellium NV, 5.7500%, 5/15/24 (144A)	4,159,000	3,712,323
Ecolab Inc, 4.8000%, 3/24/30	2,336,000	2,659,372
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	4,380,000	4,439,230
Hudbay Minerals Inc, 7.2500%, 1/15/23 (144A)	4,363,000	3,795,810
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	2,242,000	2,219,498
Steel Dynamics Inc, 5.5000%, 10/1/24	4,065,000	3,946,300
		24,185,783
Brokerage – 0.4%
Cboe Global Markets Inc, 3.6500%, 1/12/27	2,983,000	3,125,980
Charles Schwab Corp, 4.2000%, 3/24/25	4,328,000	4,567,359
Charles Schwab Corp, 4.6250%, 3/22/30	5,165,000	5,677,824
Raymond James Financial Inc, 5.6250%, 4/1/24	1,553,000	1,695,597
Raymond James Financial Inc, 4.6500%, 4/1/30	1,983,000	2,073,942
Raymond James Financial Inc, 4.9500%, 7/15/46	2,715,000	3,127,240
		20,267,942
Capital Goods – 1.7%
Arconic Inc, 5.4000%, 4/15/21	1,566,000	1,552,454
Avery Dennison Co, 2.6500%, 4/30/30	5,093,000	4,740,239
Boeing Co, 2.2500%, 6/15/26	504,000	446,352
Boeing Co, 3.2500%, 3/1/28	623,000	586,693
Boeing Co, 3.2000%, 3/1/29	3,650,000	3,370,785
Boeing Co, 3.6000%, 5/1/34	5,168,000	4,622,325
Carrier Global Corp, 2.2420%, 2/15/25 (144A)	2,430,000	2,373,067
Carrier Global Corp, 2.4930%, 2/15/27 (144A)	1,944,000	1,855,872
General Dynamics Corp, 3.2500%, 4/1/25	3,543,000	3,732,474
General Dynamics Corp, 3.5000%, 4/1/27	5,123,000	5,513,056
General Dynamics Corp, 3.6250%, 4/1/30	4,172,000	4,652,797
General Dynamics Corp, 4.2500%, 4/1/40	2,883,000	3,438,771
General Dynamics Corp, 4.2500%, 4/1/50	1,005,000	1,247,992
General Electric Co, 6.7500%, 3/15/32	2,125,000	2,575,739
Huntington Ingalls Industries Inc, 3.8440%, 5/1/25 (144A)	3,563,000	3,668,632
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	6,055,000	6,245,921
Huntington Ingalls Industries Inc, 4.2000%, 5/1/30 (144A)	5,317,000	5,504,831
Northrop Grumman Corp, 4.4000%, 5/1/30	3,546,000	4,083,828
Northrop Grumman Corp, 5.1500%, 5/1/40	1,541,000	1,947,288
Northrop Grumman Corp, 5.2500%, 5/1/50	1,981,000	2,696,768
Otis Worldwide Corp, 2.0560%, 4/5/25 (144A)	2,877,000	2,812,321
Wabtec Corp, 4.4000%, 3/15/24	3,516,000	3,493,595
Wabtec Corp, 3.4500%, 11/15/26	975,000	899,374
Wabtec Corp, 4.9500%, 9/15/28	10,832,000	9,962,619
		82,023,793
Communications – 2.1%
AT&T Inc, 3.6000%, 7/15/25	1,905,000	1,978,286

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – (continued)
AT&T Inc, 5.2500%, 3/1/37	$865,000	$1,007,052
AT&T Inc, 4.8500%, 3/1/39	2,536,000	2,869,326
AT&T Inc, 4.7500%, 5/15/46	1,803,000	2,002,349
AT&T Inc, 4.5000%, 3/9/48	3,645,000	3,955,771
CenturyLink Inc, 6.4500%, 6/15/21	2,658,000	2,692,554
CenturyLink Inc, 5.8000%, 3/15/22	1,479,000	1,492,784
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.0500%, 3/30/29	9,577,000	10,396,364
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.4840%, 10/23/45	936,000	1,144,359
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.3750%, 5/1/47	749,000	809,360
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.8000%, 3/1/50	4,433,000	4,618,871
Comcast Corp, 3.1000%, 4/1/25	1,383,000	1,462,298
Comcast Corp, 3.1500%, 3/1/26	1,836,000	1,926,095
Comcast Corp, 3.3000%, 4/1/27	3,768,000	4,011,746
Comcast Corp, 4.1500%, 10/15/28	2,251,000	2,562,629
Comcast Corp, 2.6500%, 2/1/30	1,859,000	1,914,739
Comcast Corp, 3.4000%, 4/1/30	3,768,000	4,082,157
Comcast Corp, 4.2500%, 10/15/30	4,451,000	5,218,529
Comcast Corp, 4.6000%, 10/15/38	2,000,000	2,491,776
Comcast Corp, 3.7500%, 4/1/40	1,505,000	1,663,315
Comcast Corp, 4.9500%, 10/15/58	2,059,000	2,843,596
Crown Castle International Corp, 3.6500%, 9/1/27	1,958,000	1,950,778
Crown Castle International Corp, 4.3000%, 2/15/29	3,161,000	3,277,782
Crown Castle International Corp, 3.1000%, 11/15/29	4,247,000	4,072,987
Crown Castle International Corp, 3.3000%, 7/1/30	1,200,000	1,190,148
Crown Castle International Corp, 4.1500%, 7/1/50	1,247,000	1,233,283
Fox Corp, 4.0300%, 1/25/24 (144A)	2,592,000	2,692,966
Level 3 Financing Inc, 3.8750%, 11/15/29 (144A)	5,118,000	4,803,448
T-Mobile USA Inc, 6.3750%, 3/1/25	4,820,000	4,928,450
Verizon Communications Inc, 2.6250%, 8/15/26	4,241,000	4,379,619
Verizon Communications Inc, 3.0000%, 3/22/27	2,200,000	2,315,131
Verizon Communications Inc, 3.1500%, 3/22/30	1,866,000	2,006,652
Verizon Communications Inc, 4.8620%, 8/21/46	1,321,000	1,722,462
Verizon Communications Inc, 4.5220%, 9/15/48	975,000	1,230,772
Verizon Communications Inc, 4.0000%, 3/22/50	1,330,000	1,578,452
		98,526,886
Consumer Cyclical – 2.6%
Alimentation Couche-Tard Inc, 2.9500%, 1/25/30 (144A)	1,264,000	1,174,950
AutoZone Inc, 3.7500%, 4/18/29	3,471,000	3,517,941
Choice Hotels International Inc, 3.7000%, 12/1/29	4,189,000	3,351,200
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	10,283,000	9,825,710
Fiat Chrysler Automobiles NV, 4.5000%, 4/15/20	808,000	805,649
General Motors Co, 4.2000%, 10/1/27	1,542,000	1,258,359
General Motors Co, 5.0000%, 10/1/28	4,428,000	3,882,580
General Motors Co, 5.4000%, 4/1/48	1,505,000	1,097,140
General Motors Financial Co Inc, 4.3500%, 4/9/25	2,570,000	2,302,434
General Motors Financial Co Inc, 4.3000%, 7/13/25	790,000	725,550
General Motors Financial Co Inc, 4.3500%, 1/17/27	2,216,000	1,830,562
GLP Capital LP / GLP Financing II Inc, 3.3500%, 9/1/24	693,000	613,305
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	1,284,000	1,187,700
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	2,597,000	2,301,981
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	344,000	294,189
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	4,670,000	3,926,536
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	1,475,000	1,549,351
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	2,588,000	2,720,117
Lowe's Cos Inc, 4.0000%, 4/15/25	5,315,000	5,681,704
Lowe's Cos Inc, 4.5000%, 4/15/30	5,499,000	6,067,324
Lowe's Cos Inc, 5.0000%, 4/15/40	2,810,000	3,179,905
Lowe's Cos Inc, 5.1250%, 4/15/50	3,841,000	4,626,625
Mastercard Inc, 3.3000%, 3/26/27	4,422,000	4,805,188
Mastercard Inc, 3.3500%, 3/26/30	5,603,000	6,226,130
Mastercard Inc, 3.8500%, 3/26/50	3,164,000	3,861,929
McDonald's Corp, 3.3000%, 7/1/25	1,499,000	1,551,688
McDonald's Corp, 3.5000%, 7/1/27	4,713,000	4,970,664
McDonald's Corp, 2.6250%, 9/1/29	5,384,000	5,187,155
McDonald's Corp, 3.6250%, 9/1/49	2,238,000	2,267,354
MDC Holdings Inc, 5.5000%, 1/15/24	2,249,000	2,249,000
MGM Resorts International, 7.7500%, 3/15/22	544,000	538,843
NIKE Inc, 2.4000%, 3/27/25	1,707,000	1,769,508
NIKE Inc, 2.7500%, 3/27/27	2,645,000	2,763,933

NIKE Inc, 3.2500%, 3/27/40	1,974,000	2,061,138
Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
NIKE Inc, 3.3750%, 3/27/50	$1,289,000	$1,412,632
Nordstrom Inc, 4.3750%, 4/1/30	4,539,000	3,632,816
O'Reilly Automotive Inc, 3.6000%, 9/1/27	90,000	86,477
O'Reilly Automotive Inc, 4.3500%, 6/1/28	696,000	721,806
O'Reilly Automotive Inc, 3.9000%, 6/1/29	4,040,000	4,039,899
Starbucks Corp, 4.4500%, 8/15/49	2,631,000	3,006,777
Visa Inc, 1.9000%, 4/15/27	5,822,000	5,832,683
Visa Inc, 2.0500%, 4/15/30	3,835,000	3,829,439
Visa Inc, 2.7000%, 4/15/40	1,648,000	1,642,119
		124,377,990
Consumer Non-Cyclical – 4.3%
AbbVie Inc, 2.6000%, 11/21/24 (144A)	2,765,000	2,809,301
Allergan Finance LLC, 3.2500%, 10/1/22	2,482,000	2,488,327
Allergan Funding SCS, 3.4500%, 3/15/22	5,518,000	5,728,381
Allergan Funding SCS, 3.8000%, 3/15/25	2,964,000	3,035,186
Allergan Inc/United States, 2.8000%, 3/15/23	197,000	195,846
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc,
4.9000%, 2/1/46	4,540,000	4,955,442
Anheuser-Busch InBev, 4.7500%, 4/15/58	2,752,000	2,826,621
Anheuser-Busch InBev Worldwide Inc, 4.1500%, 1/23/25	8,281,000	8,932,543
Baxter International Inc, 3.7500%, 10/1/25 (144A)	4,735,000	5,032,568
Baxter International Inc, 3.9500%, 4/1/30 (144A)	4,133,000	4,468,951
Boston Scientific Corp, 3.7500%, 3/1/26	2,874,000	3,014,593
Boston Scientific Corp, 4.0000%, 3/1/29	1,009,000	1,067,901
Boston Scientific Corp, 4.7000%, 3/1/49	1,617,000	1,848,970
Bristol-Myers Squibb Co, 3.4000%, 7/26/29 (144A)	1,857,000	2,040,661
Campbell Soup Co, 3.9500%, 3/15/25	1,915,000	2,021,653
Cigna Corp, 3.4000%, 9/17/21	600,000	608,962
Cigna Corp, 2.4000%, 3/15/30	1,946,000	1,840,780
Cigna Corp, 3.2000%, 3/15/40	885,000	810,536
Cigna Corp, 3.4000%, 3/15/50	1,335,000	1,271,556
Coca-Cola Co, 2.9500%, 3/25/25	2,105,000	2,251,955
Coca-Cola Co, 3.3750%, 3/25/27	4,536,000	5,007,967
Coca-Cola Co, 3.4500%, 3/25/30	3,148,000	3,560,340
Coca-Cola Co, 4.2000%, 3/25/50	3,400,000	4,454,674
Coca-Cola Femsa SAB de CV, 2.7500%, 1/22/30	2,607,000	2,549,966
CVS Health Corp, 4.1000%, 3/25/25	4,998,000	5,259,980
CVS Health Corp, 3.0000%, 8/15/26	498,000	496,064
CVS Health Corp, 4.3000%, 3/25/28	3,115,000	3,308,142
CVS Health Corp, 4.1250%, 4/1/40	2,449,000	2,461,895
CVS Health Corp, 5.0500%, 3/25/48	2,563,000	2,910,558
CVS Health Corp, 4.2500%, 4/1/50	1,209,000	1,256,913
DH Europe Finance II Sarl, 2.2000%, 11/15/24	2,099,000	2,039,383
DH Europe Finance II Sarl, 2.6000%, 11/15/29	1,151,000	1,119,122
DH Europe Finance II Sarl, 3.4000%, 11/15/49	1,481,000	1,442,920
Elanco Animal Health Inc, 5.0220%, 8/28/23Ç	1,436,000	1,452,515
Elanco Animal Health Inc, 5.6500%, 8/28/28Ç	965,000	1,018,366
Fomento Economico Mexicano SAB de CV, 3.5000%, 1/16/50	3,146,000	2,931,042
General Mills Inc, 4.2000%, 4/17/28	4,448,000	4,913,427
General Mills Inc, 2.8750%, 4/15/30	1,504,000	1,500,992
Hasbro Inc, 3.0000%, 11/19/24	2,378,000	2,434,144
Hasbro Inc, 3.5500%, 11/19/26	3,161,000	3,016,224
Hasbro Inc, 3.9000%, 11/19/29	8,515,000	7,669,205
HCA Inc, 4.7500%, 5/1/23	3,958,000	4,054,657
HCA Inc, 5.3750%, 2/1/25	2,189,000	2,227,286
HCA Inc, 5.8750%, 2/15/26	1,152,000	1,199,693
HCA Inc, 5.3750%, 9/1/26	883,000	909,490
HCA Inc, 5.6250%, 9/1/28	1,250,000	1,308,375
HCA Inc, 5.8750%, 2/1/29	1,902,000	2,011,365
HCA Inc, 3.5000%, 9/1/30	6,704,000	6,086,437
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	1,271,000	1,356,793
JM Smucker Co, 2.3750%, 3/15/30	2,799,000	2,579,805
JM Smucker Co, 3.5500%, 3/15/50	1,316,000	1,200,197
Keurig Dr Pepper Inc, 4.5970%, 5/25/28	5,023,000	5,499,472
Mars Inc, 2.7000%, 4/1/25 (144A)	1,642,000	1,688,303
Mars Inc, 3.2000%, 4/1/30 (144A)	2,004,000	2,094,183
Mars Inc, 4.2000%, 4/1/59 (144A)	1,714,000	1,876,714
Mondelez International Holdings Netherlands BV, 2.2500%, 9/19/24 (144A)	3,844,000	3,818,044
PepsiCo Inc, 2.2500%, 3/19/25	3,214,000	3,336,413
PepsiCo Inc, 2.6250%, 3/19/27	994,000	1,038,424
PepsiCo Inc, 3.6250%, 3/19/50	2,678,000	3,177,990
PepsiCo Inc, 3.8750%, 3/19/60	817,000	1,026,729
Pfizer Inc, 2.6250%, 4/1/30	1,389,000	1,457,535

Procter & Gamble Co, 2.4500%, 3/25/25	1,288,000	1,350,241
Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Procter & Gamble Co, 2.8000%, 3/25/27	$2,045,000	$2,229,978
Procter & Gamble Co, 3.0000%, 3/25/30	1,184,000	1,314,287
Procter & Gamble Co, 3.5500%, 3/25/40	2,356,000	2,747,725
Procter & Gamble Co, 3.6000%, 3/25/50	1,253,000	1,545,579
Sysco Corp, 2.5000%, 7/15/21	629,000	629,488
Sysco Corp, 5.6500%, 4/1/25	1,892,000	1,970,017
Sysco Corp, 2.4000%, 2/15/30	1,208,000	992,423
Sysco Corp, 5.9500%, 4/1/30	5,782,000	6,088,376
Sysco Corp, 6.6000%, 4/1/40	4,697,000	5,039,009
Sysco Corp, 6.6000%, 4/1/50	5,797,000	6,299,027
Thermo Fisher Scientific Inc, 4.1330%, 3/25/25	2,746,000	2,942,359
Thermo Fisher Scientific Inc, 4.4970%, 3/25/30	6,440,000	7,259,235
		206,410,221
Electric – 1.1%
AEP Transmission Co LLC, 3.6500%, 4/1/50	2,614,000	2,696,326
Ameren Corp, 3.5000%, 1/15/31	8,695,000	8,718,681
Berkshire Hathaway Energy, 3.7000%, 7/15/30 (144A)	4,599,000	4,887,485
Berkshire Hathaway Energy, 4.2500%, 10/15/50 (144A)	4,831,000	5,520,663
Dominion Energy Inc, 3.3750%, 4/1/30	5,928,000	5,868,424
NRG Energy Inc, 3.7500%, 6/15/24 (144A)	4,582,000	4,535,561
NRG Energy Inc, 7.2500%, 5/15/26	4,447,000	4,658,233
NRG Energy Inc, 6.6250%, 1/15/27	4,756,000	4,946,240
Oncor Electric Delivery Co LLC, 3.7000%, 11/15/28	2,856,000	3,056,622
Oncor Electric Delivery Co LLC, 3.8000%, 6/1/49	4,242,000	4,470,923
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	2,553,000	2,605,645
		51,964,803
Energy – 0.7%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 (144A)	9,099,000	6,804,544
Energy Transfer Operating LP, 5.8750%, 1/15/24	1,589,000	1,500,627
Energy Transfer Operating LP, 5.5000%, 6/1/27	1,185,000	1,036,019
Energy Transfer Operating LP, 4.9500%, 6/15/28	184,000	152,332
Hess Corp, 4.3000%, 4/1/27	4,391,000	3,247,888
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	6,466,000	4,544,305
HollyFrontier Corp, 5.8750%, 4/1/26	3,598,000	3,119,442
Kinder Morgan Inc/DE, 6.5000%, 9/15/20	133,000	133,298
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	1,871,000	1,836,328
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	3,174,000	3,028,414
Plains All American Pipeline LP / PAA Finance Corp, 4.6500%, 10/15/25	4,020,000	3,253,739
WPX Energy Inc, 4.5000%, 1/15/30	7,457,000	4,049,151
		32,706,087
Financial Institutions – 0.1%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	2,938,000	2,918,753
Industrial Conglomerates – 0.1%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	5,540,000	4,570,500
Insurance – 0.5%
Brown & Brown Inc, 4.5000%, 3/15/29	2,493,000	2,686,713
Centene Corp, 4.7500%, 5/15/22	180,000	180,900
Centene Corp, 5.3750%, 6/1/26 (144A)	6,364,000	6,555,620
Centene Corp, 4.2500%, 12/15/27 (144A)	5,363,000	5,373,190
Centene Corp, 4.6250%, 12/15/29 (144A)	8,060,000	8,100,300
Centene Corp, 3.3750%, 2/15/30 (144A)	3,535,000	3,287,550
		26,184,273
Real Estate Investment Trusts (REITs) – 0.1%
Alexandria Real Estate Equities Inc, 4.9000%, 12/15/30	4,758,000	5,168,979
Technology – 2.0%
Broadridge Financial Solutions Inc, 2.9000%, 12/1/29	8,389,000	7,884,655
Dell International LLC / EMC Corp, 5.8750%, 6/15/21 (144A)	5,481,000	5,460,446
Equifax Inc, 2.6000%, 12/1/24	6,943,000	6,563,446
Equinix Inc, 2.6250%, 11/18/24	2,016,000	1,882,521
Equinix Inc, 2.9000%, 11/18/26	1,688,000	1,545,897
Equinix Inc, 3.2000%, 11/18/29	3,797,000	3,516,060
Global Payments Inc, 3.2000%, 8/15/29	1,143,000	1,116,632
Keysight Technologies Inc, 3.0000%, 10/30/29	4,569,000	4,316,584
Lam Research Corp, 4.0000%, 3/15/29	758,000	860,706
Marvell Technology Group Ltd, 4.2000%, 6/22/23	1,361,000	1,391,338
Marvell Technology Group Ltd, 4.8750%, 6/22/28	7,627,000	7,902,049
MSCI Inc, 4.0000%, 11/15/29 (144A)	422,000	419,206
MSCI Inc, 3.6250%, 9/1/30 (144A)	3,328,000	3,157,440
Oracle Corp, 2.5000%, 4/1/25	3,787,000	3,866,038
Oracle Corp, 2.8000%, 4/1/27	9,297,000	9,476,644
PayPal Holdings Inc, 2.4000%, 10/1/24	2,178,000	2,188,676
PayPal Holdings Inc, 2.6500%, 10/1/26	6,511,000	6,380,288

PayPal Holdings Inc, 2.8500%, 10/1/29	3,977,000	3,947,377
Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Technology – (continued)
Total System Services Inc, 4.8000%, 4/1/26	$3,189,000	$3,525,479
Trimble Inc, 4.7500%, 12/1/24	5,123,000	5,383,437
Trimble Inc, 4.9000%, 6/15/28	9,542,000	10,277,669
Verisk Analytics Inc, 5.5000%, 6/15/45	1,616,000	2,055,046
		93,117,634
Transportation – 0.3%
United Parcel Service Inc, 3.9000%, 4/1/25	2,989,000	3,238,843
United Parcel Service Inc, 4.4500%, 4/1/30	2,597,000	2,939,651
United Parcel Service Inc, 5.2000%, 4/1/40	1,707,000	2,085,090
United Parcel Service Inc, 5.3000%, 4/1/50	3,690,000	4,859,760
		13,123,344
Total Corporate Bonds (cost $981,209,666)		987,641,671
Mortgage-Backed Securities – 12.5%
Fannie Mae:
3.5000%, 7/25/33	8,072,839	8,496,744
2.5000%, 8/25/34	583,000	605,067
4.0000%, 12/25/34	2,307,584	2,428,271
3.5000%, 8/25/48	4,906,996	5,191,258
4.5000%, 9/25/48	1,358,000	1,460,624
2.5000%, 8/25/49	1,340,000	1,389,017
		19,570,981
Fannie Mae Pool:
2.5000%, 12/1/32	1,508,230	1,569,899
2.5000%, 9/1/34	167,470	174,361
2.5000%, 9/1/34	129,782	135,122
2.5000%, 10/1/34	1,394,694	1,452,080
3.0000%, 10/1/34	792,316	832,003
2.5000%, 11/1/34	479,512	499,603
3.0000%, 11/1/34	283,013	297,902
3.0000%, 12/1/34	274,578	288,985
2.5000%, 1/1/35	6,107,060	6,340,202
6.0000%, 2/1/37	101,924	120,113
3.5000%, 10/1/42	1,603,992	1,717,535
4.5000%, 11/1/42	629,512	693,626
3.5000%, 12/1/42	2,652,282	2,840,031
3.0000%, 1/1/43	339,022	359,496
3.0000%, 2/1/43	94,108	99,676
3.5000%, 2/1/43	2,557,236	2,738,256
3.5000%, 2/1/43	1,231,784	1,315,474
3.5000%, 3/1/43	1,914,414	2,044,483
3.5000%, 4/1/43	6,765,812	7,225,497
3.0000%, 5/1/43	4,452,759	4,685,633
3.0000%, 5/1/43	691,727	731,601
3.5000%, 11/1/43	3,738,144	4,002,758
3.5000%, 12/1/43	4,144,542	4,426,131
3.5000%, 4/1/44	1,264,701	1,357,359
5.0000%, 7/1/44	81,761	90,173
4.5000%, 10/1/44	1,406,247	1,541,310
3.5000%, 2/1/45	5,673,195	6,058,645
3.5000%, 2/1/45	1,021,776	1,091,198
4.5000%, 3/1/45	2,189,691	2,400,000
4.5000%, 6/1/45	1,330,072	1,458,343
3.0000%, 10/1/45	1,379,096	1,453,882
3.0000%, 10/1/45	787,290	829,983
3.5000%, 12/1/45	884,773	949,345
3.0000%, 1/1/46	200,969	211,868
4.5000%, 2/1/46	3,143,966	3,464,171
3.0000%, 3/1/46	5,900,939	6,209,551
3.0000%, 3/1/46	4,062,986	4,275,476
3.5000%, 5/1/46	540,889	575,762
3.5000%, 7/1/46	2,938,639	3,133,469
3.5000%, 7/1/46	1,635,011	1,748,995
3.5000%, 8/1/46	8,481,551	9,028,394
3.5000%, 8/1/46	894,950	952,651
3.0000%, 9/1/46	9,081,626	9,617,258
3.5000%, 12/1/46	278,925	296,908
3.0000%, 2/1/47	30,247,723	32,031,726
3.0000%, 2/1/47	4,094,582	4,336,079
3.0000%, 3/1/47	2,902,236	3,061,654
4.5000%, 5/1/47	487,708	529,972
4.5000%, 5/1/47	408,091	442,485
4.5000%, 5/1/47	403,109	436,561

4.5000%, 5/1/47	309,035	334,681
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.5000%, 5/1/47	$304,321	$330,693
4.5000%, 5/1/47	249,386	270,404
4.5000%, 5/1/47	159,078	172,485
4.5000%, 5/1/47	104,888	113,978
4.5000%, 5/1/47	93,581	101,690
4.0000%, 6/1/47	401,516	430,907
4.0000%, 6/1/47	216,155	231,996
4.0000%, 6/1/47	201,590	216,034
4.0000%, 6/1/47	88,739	95,242
4.5000%, 6/1/47	2,020,167	2,187,686
4.5000%, 6/1/47	163,591	177,767
4.0000%, 7/1/47	367,150	394,026
4.0000%, 7/1/47	328,479	352,525
4.0000%, 7/1/47	128,187	137,372
4.0000%, 7/1/47	83,864	90,003
4.5000%, 7/1/47	1,457,390	1,578,242
4.5000%, 7/1/47	1,125,783	1,219,136
4.5000%, 7/1/47	905,344	980,418
3.5000%, 8/1/47	1,391,176	1,480,433
3.5000%, 8/1/47	867,025	920,374
3.5000%, 8/1/47	458,060	492,714
4.0000%, 8/1/47	646,919	694,275
4.0000%, 8/1/47	361,867	388,356
4.5000%, 8/1/47	1,642,998	1,779,241
4.5000%, 8/1/47	242,453	262,558
4.0000%, 9/1/47	153,662	165,415
4.5000%, 9/1/47	1,461,362	1,582,543
4.5000%, 9/1/47	959,119	1,038,653
4.5000%, 9/1/47	535,331	579,722
4.0000%, 10/1/47	1,016,675	1,091,097
4.0000%, 10/1/47	662,834	713,533
4.0000%, 10/1/47	632,641	681,031
4.0000%, 10/1/47	502,039	538,789
4.0000%, 10/1/47	421,254	453,475
4.5000%, 10/1/47	221,206	239,549
4.5000%, 10/1/47	113,141	122,523
4.0000%, 11/1/47	1,103,192	1,183,947
4.0000%, 11/1/47	355,902	381,954
4.5000%, 11/1/47	1,166,137	1,262,837
3.5000%, 12/1/47	2,514,529	2,676,098
3.5000%, 12/1/47	1,150,362	1,220,833
3.5000%, 12/1/47	263,644	283,590
3.5000%, 12/1/47	128,770	138,512
4.0000%, 12/1/47	1,483,433	1,585,698
3.5000%, 1/1/48	1,820,304	1,935,956
3.5000%, 1/1/48	1,794,348	1,909,643
4.0000%, 1/1/48	7,447,228	8,001,946
4.0000%, 1/1/48	6,513,892	7,008,861
4.0000%, 1/1/48	500,529	535,034
3.0000%, 2/1/48	1,260,527	1,332,624
3.5000%, 3/1/48	1,140,554	1,213,260
3.5000%, 3/1/48	196,510	211,259
4.0000%, 3/1/48	2,445,751	2,629,383
4.5000%, 3/1/48	1,436,054	1,554,159
4.5000%, 3/1/48	100,635	108,676
3.5000%, 4/1/48	2,523,254	2,685,145
3.5000%, 4/1/48	2,202,941	2,361,728
4.5000%, 4/1/48	1,383,636	1,497,429
3.0000%, 5/1/48	675,630	710,965
4.0000%, 5/1/48	3,198,334	3,419,942
4.5000%, 5/1/48	951,067	1,029,285
4.5000%, 5/1/48	933,184	1,009,931
5.0000%, 5/1/48	2,294,991	2,485,320
4.5000%, 6/1/48	1,658,072	1,794,435
4.5000%, 6/1/48	1,007,914	1,090,807
4.5000%, 8/1/48	90,437	97,602
3.5000%, 11/1/48	3,651,499	3,914,696
3.5000%, 1/1/49	850,764	904,917
4.0000%, 2/1/49	1,442,890	1,542,733
3.5000%, 7/1/49	1,951,323	2,066,453
3.0000%, 8/1/49	1,610,858	1,699,948
3.0000%, 9/1/49	2,022,843	2,128,157

3.0000%, 9/1/49	1,141,434	1,200,941
3.0000%, 9/1/49	864,874	908,856
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
3.0000%, 9/1/49	$317,053	$334,203
4.0000%, 9/1/49	2,826,713	3,034,320
3.0000%, 10/1/49	4,411,750	4,627,966
3.0000%, 12/1/49	726,869	763,176
2.5000%, 1/1/50	667,896	694,235
3.0000%, 1/1/50	8,594,888	9,016,116
3.0000%, 1/1/50	3,125,138	3,281,715
3.0000%, 1/1/50	1,489,342	1,564,715
3.5000%, 1/1/50	934,156	993,915
3.0000%, 3/1/50	8,686,624	9,126,930
3.0000%, 3/1/50	8,340,954	8,766,273
3.5000%, 8/1/56	4,879,338	5,341,048
3.0000%, 2/1/57	4,517,392	4,851,241
3.5000%, 2/1/57	9,376,985	10,264,287
3.0000%, 6/1/57	83,736	89,903
		295,286,854
Freddie Mac Gold Pool:
3.0000%, 2/1/31	1,481,866	1,555,180
6.0000%, 4/1/40	1,681,030	1,985,317
3.5000%, 7/1/42	322,256	345,214
3.5000%, 8/1/42	420,177	450,111
3.5000%, 8/1/42	378,437	405,398
3.0000%, 6/1/43	493,385	516,921
4.5000%, 5/1/44	554,793	608,426
3.5000%, 7/1/46	7,783,455	8,354,206
3.5000%, 4/1/47	262,901	281,309
3.5000%, 9/1/47	5,505,506	5,846,360
3.5000%, 9/1/47	3,102,270	3,291,010
3.5000%, 9/1/47	2,917,586	3,110,809
3.5000%, 9/1/47	911,613	967,965
3.5000%, 12/1/47	3,893,649	4,164,742
3.5000%, 3/1/48	1,111,241	1,184,488
4.5000%, 3/1/48	86,559	93,072
3.5000%, 4/1/48	403,831	430,464
4.0000%, 5/1/48	652,520	696,373
3.5000%, 8/1/48	4,243,842	4,523,573
5.0000%, 9/1/48	339,428	367,893
3.5000%, 11/1/48	5,412,550	5,771,333
4.0000%, 6/1/49	272,673	293,232
4.0000%, 6/1/49	260,743	278,282
		45,521,678
Freddie Mac Pool:
3.0000%, 5/1/31	11,854,089	12,452,525
2.5000%, 11/1/31	388,089	404,083
2.5000%, 12/1/31	465,707	484,900
3.0000%, 9/1/32	1,481,216	1,556,151
3.0000%, 10/1/32	799,324	839,134
2.5000%, 12/1/32	1,228,968	1,279,230
3.0000%, 1/1/33	852,741	895,882
2.5000%, 12/1/33	7,730,088	8,036,088
2.5000%, 7/1/34	626,984	651,363
2.5000%, 9/1/34	367,662	382,790
2.5000%, 10/1/34	2,412,182	2,508,891
3.0000%, 10/1/34	1,449,729	1,524,416
3.0000%, 10/1/34	618,308	649,279
2.5000%, 11/1/34	2,026,658	2,111,574
2.5000%, 11/1/34	394,457	410,985
3.5000%, 2/1/43	1,094,960	1,169,352
3.0000%, 3/1/43	3,393,107	3,593,304
3.5000%, 2/1/44	1,084,284	1,157,950
3.5000%, 12/1/44	7,076,128	7,556,881
3.0000%, 1/1/45	2,310,178	2,442,333
3.0000%, 1/1/46	225,135	238,694
3.5000%, 7/1/46	1,553,668	1,657,822
3.0000%, 10/1/46	3,520,756	3,709,034
3.5000%, 10/1/46	5,409,668	5,758,108
3.5000%, 2/1/47	3,346,432	3,561,978
4.0000%, 3/1/47	722,163	777,328
3.0000%, 9/1/47	2,389,843	2,517,643
3.5000%, 11/1/47	2,255,821	2,400,709
3.5000%, 11/1/47	706,936	755,894
3.5000%, 12/1/47	1,681,982	1,790,014

3.5000%, 12/1/47	1,656,376	1,771,087
3.5000%, 2/1/48	1,747,474	1,857,274
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
3.5000%, 2/1/48	$1,726,239	$1,836,485
3.5000%, 3/1/48	4,155,627	4,443,423
4.0000%, 3/1/48	1,767,630	1,900,269
4.0000%, 4/1/48	4,522,348	4,835,511
4.0000%, 4/1/48	2,067,438	2,219,512
4.0000%, 5/1/48	3,854,546	4,121,465
4.5000%, 7/1/48	838,209	905,076
4.5000%, 12/1/48	1,454,289	1,577,354
3.0000%, 8/1/49	1,485,059	1,564,541
3.0000%, 8/1/49	513,205	541,589
3.5000%, 8/1/49	779,471	828,773
3.5000%, 8/1/49	601,416	636,135
3.5000%, 8/1/49	325,522	344,314
3.0000%, 9/1/49	512,523	538,124
3.5000%, 9/1/49	876,567	930,641
3.5000%, 9/1/49	339,856	361,458
3.5000%, 9/1/49	41,146	43,774
3.0000%, 10/1/49	1,452,008	1,523,828
3.0000%, 10/1/49	1,389,298	1,458,693
3.0000%, 10/1/49	883,183	926,868
3.0000%, 10/1/49	716,860	753,658
3.0000%, 10/1/49	587,213	616,544
3.0000%, 10/1/49	353,146	370,786
3.0000%, 11/1/49	1,717,129	1,802,064
3.0000%, 11/1/49	1,270,131	1,332,379
3.0000%, 11/1/49	1,059,262	1,111,656
3.0000%, 11/1/49	669,009	702,426
3.0000%, 12/1/49	1,653,860	1,735,664
3.0000%, 12/1/49	1,001,197	1,050,719
3.0000%, 12/1/49	918,483	963,913
2.5000%, 1/1/50	311,593	323,881
3.0000%, 1/1/50	2,819,454	2,960,286
3.0000%, 1/1/50	279,550	293,600
3.5000%, 1/1/50	617,942	657,472
3.0000%, 2/1/50	1,212,771	1,272,208
3.0000%, 2/1/50	768,436	807,060
3.0000%, 3/1/50	1,116,997	1,176,608
3.0000%, 3/1/50	1,094,714	1,150,553
3.0000%, 3/1/50	775,145	813,921
3.5000%, 3/1/50	629,000	669,063
		129,004,990
Ginnie Mae:
4.5000%, 7/20/48	390,000	413,494
3.0000%, 7/20/49	5,747,000	6,079,177
2.5000%, 9/20/49	65,000	67,940
4.0000%, 9/20/49	804,000	854,330
		7,414,941
Ginnie Mae I Pool:
4.0000%, 1/15/45	6,980,634	7,606,971
4.5000%, 8/15/46	7,030,896	7,832,661
4.0000%, 7/15/47	1,867,628	2,011,078
4.0000%, 8/15/47	401,021	431,823
4.0000%, 11/15/47	812,306	874,698
4.0000%, 12/15/47	1,048,321	1,128,841
		19,886,072
Ginnie Mae II Pool:
4.0000%, 8/20/47	735,019	800,890
4.0000%, 8/20/47	171,002	187,805
4.0000%, 8/20/47	91,786	100,011
4.5000%, 2/20/48	1,210,678	1,286,057
4.0000%, 5/20/48	22,554,281	24,070,163
4.5000%, 5/20/48	3,687,153	3,919,117
4.5000%, 5/20/48	522,841	555,734
4.0000%, 6/20/48	6,823,052	7,281,632
4.0000%, 4/20/49	22,539,347	24,003,160
5.0000%, 4/20/49	17,913,341	19,038,927
		81,243,496
Total Mortgage-Backed Securities (cost $577,033,121)		597,929,012
United States Treasury Notes/Bonds – 14.1%
2.1250%, 5/31/21	30,334,000	31,035,474
1.1250%, 2/28/22	159,679,000	162,367,346

0.3750%, 3/31/22	71,245,000	71,434,245
1.5000%, 9/15/22	37,888,000	39,039,440
Shares or Principal Amounts		Value
United States Treasury Notes/Bonds – (continued)
2.8750%, 11/30/23	$22,679,000	$24,798,955
0.5000%, 3/31/25	134,906,200	135,759,903
1.5000%, 2/15/30	24,752,100	26,683,924
2.7500%, 8/15/42	43,968,000	56,777,115
2.2500%, 8/15/49	53,843,500	65,508,189
2.3750%, 11/15/49	8,721,500	10,885,522
2.0000%, 2/15/50	39,746,500	46,163,386
Total United States Treasury Notes/Bonds (cost $638,418,080)		670,453,499
Common Stocks – 47.8%
Aerospace & Defense – 1.6%
Boeing Co	189,696	28,291,261
General Dynamics Corp	360,094	47,644,037
		75,935,298
Air Freight & Logistics – 0.3%
United Parcel Service Inc	177,984	16,627,265
Automobiles – 0.2%
General Motors Co	453,011	9,413,569
Banks – 1.0%
Bank of America Corp	1,098,542	23,322,047
US Bancorp	719,196	24,776,302
		48,098,349
Beverages – 0.4%
Monster Beverage Corp*	380,389	21,400,685
Capital Markets – 1.8%
Blackstone Group Inc	749,179	34,140,087
CME Group Inc	215,040	37,182,566
Morgan Stanley	440,039	14,961,326
		86,283,979
Consumer Finance – 0.7%
American Express Co	297,026	25,428,396
Synchrony Financial	437,280	7,035,835
		32,464,231
Electronic Equipment, Instruments & Components – 0.3%
Corning Inc	698,196	14,340,946
Entertainment – 0.6%
Walt Disney Co	289,150	27,931,890
Equity Real Estate Investment Trusts (REITs) – 1.0%
Crown Castle International Corp	198,889	28,719,572
MGM Growth Properties LLC	608,018	14,391,786
Outfront Media Inc	512,112	6,903,270
		50,014,628
Food & Staples Retailing – 1.6%
Costco Wholesale Corp	187,876	53,569,084
Sysco Corp	509,661	23,255,831
		76,824,915
Food Products – 0.5%
Hershey Co	172,326	22,833,195
Health Care Equipment & Supplies – 1.5%
Abbott Laboratories	546,581	43,130,707
Medtronic PLC	326,801	29,470,914
		72,601,621
Health Care Providers & Services – 1.7%
UnitedHealth Group Inc	326,603	81,448,256
Hotels, Restaurants & Leisure – 2.2%
Hilton Worldwide Holdings Inc	255,665	17,446,580
McDonald's Corp	404,335	66,856,792
Starbucks Corp	286,299	18,821,296
		103,124,668
Household Products – 0.9%
Clorox Co	65,529	11,352,899
Procter & Gamble Co	275,494	30,304,340
		41,657,239
Industrial Conglomerates – 0.5%
Honeywell International Inc	175,585	23,491,517
Information Technology Services – 3.7%
Accenture PLC	318,648	52,022,472
Mastercard Inc	510,875	123,406,965
		175,429,437
Insurance – 1.2%
Marsh & McLennan Cos Inc	109,199	9,441,346
Progressive Corp	658,533	48,626,077
		58,067,423

Interactive Media & Services – 1.7%
Alphabet Inc - Class C*	70,111	81,525,772
Shares or Principal Amounts		Value
Common Stocks – (continued)
Internet & Direct Marketing Retail – 1.5%
Amazon.com Inc*	35,624	$69,456,825
Leisure Products – 0.5%
Hasbro Inc	318,271	22,772,290
Life Sciences Tools & Services – 0.7%
Thermo Fisher Scientific Inc	120,979	34,309,644
Machinery – 0.5%
Deere & Co	188,702	26,071,068
Media – 1.1%
Comcast Corp	1,529,574	52,586,754
Multiline Retail – 0.7%
Dollar General Corp	223,346	33,727,479
Oil, Gas & Consumable Fuels – 0.3%
Suncor Energy Inc	451,891	7,139,878
Suncor Energy Incž	402,831	6,429,951
		13,569,829
Personal Products – 0.1%
Estee Lauder Cos Inc	40,859	6,510,473
Pharmaceuticals – 3.5%
Bristol-Myers Squibb Co	836,547	46,629,130
Eli Lilly & Co	374,841	51,997,944
Merck & Co Inc	879,044	67,633,645
		166,260,719
Real Estate Management & Development – 0.4%
CBRE Group Inc*	491,660	18,540,499
Road & Rail – 0.6%
CSX Corp	487,546	27,936,386
Semiconductor & Semiconductor Equipment – 3.1%
Intel Corp	884,543	47,871,467
Lam Research Corp	161,504	38,760,960
NVIDIA Corp	113,622	29,950,759
Texas Instruments Inc	288,575	28,837,300
		145,420,486
Software – 6.1%
Adobe Inc*	225,209	71,670,512
Microsoft Corp	1,211,948	191,134,149
salesforce.com Inc*	191,492	27,571,018
		290,375,679
Specialty Retail – 1.5%
Home Depot Inc	373,778	69,788,090
Technology Hardware, Storage & Peripherals – 2.0%
Apple Inc	375,546	95,497,592
Textiles, Apparel & Luxury Goods – 0.7%
NIKE Inc	410,062	33,928,530
Tobacco – 1.1%
Altria Group Inc	1,355,496	52,417,030
Total Common Stocks (cost $1,718,263,615)		2,278,684,256
Preferred Stocks – 0%
Consumer Finance – 0%
Synchrony Financial, 5.6250%µ (cost $3,003,533)	119,450	2,037,817
Investment Companies – 1.7%
Money Markets – 1.7%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº,£ (cost $82,702,683)	82,701,846	82,718,387
Total Investments (total cost $4,228,438,095) – 101.3%		4,831,014,995
Liabilities, net of Cash, Receivables and Other Assets – (1.3)%		(63,553,342)
Net Assets – 100%		$4,767,461,653

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$4,764,648,580	98.6%
Canada	18,540,589	0.4
Belgium	16,714,606	0.4
United Kingdom	15,078,746	0.3
France	10,551,466	0.2
Mexico	5,481,008	0.1

Total	$4,831,014,995	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/20
Investment Companies - 1.7%
Money Markets - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	$502,584	$10,694	$16,106	$82,718,387

	Value at 12/31/19	Purchases	Sales Proceeds	Value at 3/31/20
Investment Companies - 1.7%
Money Markets - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	105,128,872	638,067,533	(660,504,818)	82,718,387

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2020 is $306,689,087, which represents 6.4% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ž	Issued by the same entity and traded on separate exchanges.

ºº	Rate shown is the 7-day yield as of March 31, 2020.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$202,586,425	$-
Bank Loans and Mezzanine Loans	-	8,963,928	-
Corporate Bonds	-	987,641,671	-
Mortgage-Backed Securities	-	597,929,012	-
United States Treasury Notes/Bonds	-	670,453,499	-
Common Stocks	2,278,684,256	-	-
Preferred Stocks	-	2,037,817	-
Investment Companies	-	82,718,387	-
Total Assets	$2,278,684,256	$2,552,330,739	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.